Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Colterpoint Net Lease Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Colterpoint Net Lease Real Estate ETF
Class Name	Colterpoint Net Lease Real Estate ETF
Trading Symbol	NETL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Colterpoint Net Lease Real Estate ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://netleaseetf.com/net-lease-fund-summary/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://netleaseetf.com/net-lease-fund-summary/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Colterpoint Net Lease Real Estate ETF	$31	0.60%
[1]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://netleaseetf.com/net-lease-fund-summary/ for more recent performance information.
Net Assets	$ 41,892,916
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 119,593
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$41,892,916
Number of Holdings	23
Net Advisory Fee	$119,593
Portfolio Turnover	5%
30-Day SEC Yield	5.53%
30-Day SEC Yield Unsubsidized	5.53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(%)
WP Carey, Inc.	8.2%
VICI Properties, Inc.	8.2%
Realty Income Corporation	8.0%
NNN REIT, Inc.	7.9%
Agree Realty Corporation	7.4%
Broadstone Net Lease, Inc.	4.5%
NETSTREIT Corporation	4.4%
LXP Industrial Trust	4.1%
STAG Industrial, Inc.	4.0%
Innovative Industrial Properties, Inc.	3.9%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED? Fund Name Change: Effective October 14, 2025, the Fund’s name changed from “NETLease Corporate Real Estate ETF” to “Colterpoint Net Lease Real Estate ETF.”
Updated Prospectus Web Address	https://netleaseetf.com/net-lease-fund-summary/

[1]
*	Annualized